As filed with the Securities and Exchange Commission on February 18, 2011.

File No. 033-58041
File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 50  ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 51  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code 610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b)
☐  on [date] pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on [date] pursuant to paragraph (a)(1) of Rule 485
☐  75 days after filing pursuant to paragraph (a)(2)
☐  on [date] pursuant to paragraph (a)(2).

If appropriate check the following box:

☐  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 50 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of February, 2011.

SEI Institutional Investments Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	February 18, 2011
Rosemarie B. Greco

	*	Trustee	February 18, 2011
William M. Doran

	*	Trustee	February 18, 2011
George J. Sullivan, Jr.

	*	Trustee	February 18, 2011
Nina Lesavoy

	*	Trustee	February 18, 2011
James M. Williams

	*	Trustee	February 18, 2011
Mitchell A. Johnson

	*	Trustee	February 18, 2011
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	February 18, 2011
Robert A. Nesher

	/s/ Stephen F. Panner	Controller & Chief Financial Officer	February 18, 2011
Stephen F. Panner

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Documen
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document